Principal Accounting Policies (Revenue recognition) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Principal Accounting Policies [Abstract]
Agency service fees to third-party advertising agencies	¥ 169.6	$ 24.4	¥ 161.6	¥ 176.8
Revenue from barter transactions involving exchanging advertising services for content, technical, application pre-installation services and others	¥ 2.8	$ 0.4	¥ 1.4	¥ 1.0